SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 14:              SUBSEQUENT EVENTS

On July 1, 2015, the Company entered into retention award agreements with certain employees of Grow Mobile. The service-based retention awards, totaling $450, will be paid in four semi-annual payments, according to a pre-defined payment schedule, through June 30, 2017.